Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Sprott Gold Miners ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	12.25%	2.68%	(8.14%)	(9.33%)	21.98%	43.44%	(15.01%)	11.02%	47.67%	(26.41%)
Sprott Junior Gold Miners ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	20.45%	6.61%	(27.35%)	(15.56%)	48.55%	37.01%	(25.66%)	5.53%	66.73%
SPROTT URANIUM MINERS ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(13.38%)	56.88%	(12.03%)	81.28%	67.10%
Sprott Junior Uranium Miners ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(17.40%)
Sprott Junior Copper Miners ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	12.42%
Sprott Nickel Miners ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(20.73%)
Sprott Lithium Miners ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(43.21%)
Sprott Critical Materials ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(13.09%)